Loans and asset quality	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans and asset quality
Loans and asset quality

Loans

The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2015 and 2014.

Loans	Dec. 31,
(in millions)	2015	2014
Domestic:
Financial institutions	$6,640	$5,603
Commercial	2,115	1,390
Wealth management loans and mortgages	13,247	11,095
Commercial real estate	3,899	2,524
Lease financings	1,007	1,282
Other residential mortgages	1,055	1,222
Overdrafts	911	1,348
Other	1,137	1,113
Margin loans	19,340	20,034
Total domestic	49,351	45,611
Foreign:
Financial institutions	9,259	7,716
Commercial	227	252
Wealth management loans and mortgages	100	89
Commercial real estate	46	6
Lease financings	850	889
Other (primarily overdrafts)	3,637	4,569
Margin loans	233	—
Total foreign	14,352	13,521
Total loans (a)	$63,703	$59,132

(a)	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.

Our loan portfolio consists of three portfolio segments: commercial, lease financings and mortgages. We manage our portfolio at the class level which consists of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages and other residential mortgages.

The following tables are presented for each class of financing receivable, and provide additional information about our credit risks and the adequacy of our allowance for credit losses.
Allowance for credit losses

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2015					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Charge-offs	—	—	(170)	—	—	(2)	—		—	(172)
Recoveries	—	—	1	—	—	6	—		—	7
Net (charge-offs) recoveries	—	—	(169)	—	—	4	—		—	(165)
Provision	22	9	169	(17)	(3)	(11)	—		(9)	160
Ending balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Allowance for:
Loan losses	$24	$37	$9	$15	$15	$34	$—		$23	$157
Lending-related commitments	58	22	22	—	4	—	—		12	118
Individually evaluated for impairment:
Loan balance	$—	$1	$171	$—	$8	$—	$—		$—	$180
Allowance for loan losses	—	1	—	—	1	—	—		—	2
Collectively evaluated for impairment:
Loan balance	$2,115	$3,496	$6,469	$1,007	$13,239	$1,035	$21,388	(a)	$14,352	$63,101
Allowance for loan losses	24	36	9	15	14	34	—		23	155

(a)	Includes $911 million of domestic overdrafts, $19,340 million of margin loans and $1,137 million of other loans at Dec. 31, 2015.

Allowance for credit losses activity for the year ended Dec. 31, 2014					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Charge-offs	(12)	(2)	—	—	(1)	(2)	—		(3)	(20)
Recoveries	1	—	1	—	—	2	—		—	4
Net (charge-offs) recoveries	(11)	(2)	1	—	(1)	—	—		(3)	(16)
Provision	(12)	11	(19)	(5)	(1)	(13)	—		(9)	(48)
Ending balance	$60	$50	$31	$32	$22	$41	$—		$44	$280
Allowance for:
Loan losses	$17	$32	$17	$32	$17	$41	$—		$35	$191
Lending-related commitments	43	18	14	—	5	—	—		9	89
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$8	$—	$—		$—	$8
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$1,390	$2,503	$5,603	$1,282	$11,087	$1,222	$22,495	(a)	$13,521	$59,103
Allowance for loan losses	17	32	17	32	16	41	—		35	190

(a)	Includes $1,348 million of domestic overdrafts, $20,034 million of margin loans and $1,113 million of other loans at Dec. 31, 2014.

Allowance for credit losses activity for the year ended Dec. 31, 2013					Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Charge-offs	(4)	(1)	—	—	(1)	(8)	—		(3)	(17)
Recoveries	1	—	4	—	—	4	—		—	9
Net (charge-offs)	(3)	(1)	4	—	(1)	(4)	—		(3)	(8)
Provision	(18)	12	9	(12)	(5)	(30)	(2)		11	(35)
Ending balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Allowance for:
Loan losses	$21	$21	$10	$37	$19	$54	$—		$48	$210
Lending-related commitments	62	20	39	—	5	—	—		8	134
Individually evaluated for impairment:
Loan balance	$15	$3	$—	$—	$12	$—	$—		$6	$36
Allowance for loan losses	2	1	—	—	3	—	—		1	7
Collectively evaluated for impairment:
Loan balance	$1,519	$1,998	$4,511	$1,322	$9,731	$1,385	$17,734	(a)	$13,421	$51,621
Allowance for loan losses	19	20	10	37	16	54	—		47	203

(a)	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.
Nonperforming assets

The table below presents the distribution of our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31, 2015	Dec. 31, 2014

Nonperforming loans:
Financial institutions	$171	$—
Other residential mortgages	102	112
Wealth management loans and mortgages	11	12
Commercial real estate	2	1
Total nonperforming loans	286	125
Other assets owned	6	3
Total nonperforming assets (a)	$292	$128

(a)
Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $53 million at Dec. 31, 2014. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above. In the second quarter of 2015, BNY Mellon adopted the new accounting guidance included in ASU 2015-02, Consolidations. As a result, we deconsolidated substantially all of the loans of consolidated investment management funds retrospectively to Jan. 1, 2015.

At Dec. 31, 2015, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.
Lost interest

The table below presents the amount of lost interest income.

Lost interest
(in millions)	2015	2014	2013
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$1	$2
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$6	$7	$9
Foreign	—	—	—
Impaired loans

The tables below provide information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2015		2014		2013
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$—	$—	$11	$—	$37	$1
Commercial real estate	1	—	2	—	5	—
Financial institutions	—	—	—	—	1	—
Wealth management loans and mortgages	6	—	8	—	17	—
Foreign	—	—	3	—	8	—
Total impaired loans with an allowance	7	—	24	—	68	1
Impaired loans without an allowance:
Commercial	—	—	—	—	2	—
Commercial real estate	—	—	1	—	6	—
Financial institutions	—	—	—	—	1	—
Wealth management loans and mortgages	2	—	2	—	3	—
Total impaired loans without an allowance (a)	2	—	3	—	12	—
Total impaired loans	$9	$—	$27	$—	$80	$1

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2015			Dec. 31, 2014
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Wealth management loans and mortgages	$6	$7	$1	$6	$6	$1
Commercial real estate	1	3	1	—	—	—
Total impaired loans with an allowance	7	10	2	6	6	1
Impaired loans without an allowance:
Financial institutions	171	312	N/A	—	—	N/A
Wealth management loans and mortgages	2	2	N/A	2	2	N/A
Commercial real estate	—	—	N/A	1	3	N/A
Total impaired loans without an allowance (b)	173	314	N/A	3	5	N/A
Total impaired loans (c)	$180	$324	$2	$9	$11	$1

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of $2 million and less than $1 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2015 and Dec. 31, 2014, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2015 and Dec. 31, 2014.

Past due loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2015				Dec. 31, 2014
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Commercial real estate	$57	$11	$—	$68	$79	$—	$—	$79
Wealth management loans and mortgages	69	2	1	72	45	—	1	46
Other residential mortgages	22	5	4	31	23	3	5	31
Total past due loans	$148	$18	$5	$171	$147	$3	$6	$156
Troubled debt restructurings (“TDRs”)

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs.

The following table presents TDRs that occurred in 2015 and 2014.

TDRs	2015			2014
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	68	$13	$16	108	$17	$20
Wealth management loans and mortgages	4	—	—	1	—	—
Foreign	—	—	—	1	5	4
Total TDRs	72	$13	$16	110	$22	$24

Other residential mortgages

The modifications of the other residential mortgage loans in 2015 and 2014 consisted of reducing the stated interest rates and in certain cases, a forbearance of default and extending the maturity dates. The modified loans are primarily collateral dependent for which the value is based on the fair value of the collateral.

TDRs that subsequently defaulted

There were two residential mortgage loans that had been restructured in a TDR during the previous 12 months and have subsequently defaulted in 2015. The total recorded investment of these loans was less than $1 million.
Credit quality indicators

Our credit strategy is to focus on investment grade names to support cross-selling opportunities. Each customer is assigned an internal credit rating which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions which are continually evaluated and may change over time.
The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Investment grade	$2,026	$1,381	$2,678	$1,641	$13,965	$11,576
Non-investment grade	316	261	1,267	889	1,934	1,743
Total	$2,342	$1,642	$3,945	$2,530	$15,899	$13,319

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on rating criteria largely consistent with those of the public rating agencies. Each customer in the portfolio is assigned an internal credit rating. These internal credit ratings are generally consistent with the ratings categories of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2015	Dec. 31, 2014
Wealth management loans:
Investment grade	$6,529	$5,621
Non-investment grade	171	29
Wealth management mortgages	6,647	5,534
Total	$13,347	$11,184

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade, fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be investment grade.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only adjustable rate mortgages with a weighted-average loan-to-value ratio of 61% at origination. In the wealth management portfolio, less than 1% of the mortgages were past due at Dec. 31, 2015.

At Dec. 31, 2015, the wealth management mortgage portfolio consisted of the following geographic concentrations: California - 23%; New York - 21%; Massachusetts - 13%; Florida - 8%; and other - 35%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $1,055 million at Dec. 31, 2015 and $1,222 million at Dec. 31, 2014. These loans are not typically correlated to external ratings. Included in this portfolio at Dec. 31, 2015 are $283 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007 that are predominantly prime mortgage loans, with a small portion of Alt-A loans. As of Dec. 31, 2015, the purchased loans in this portfolio had a weighted-average loan-to-value ratio of 76% at origination and 16% of the serviced loan balance was at least 60 days delinquent. The properties securing the prime and Alt-A mortgage loans were located (in order of concentration) in California, Florida, Virginia, the tri-state area (New York, New Jersey and Connecticut) and Maryland.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $4,483 million at Dec. 31, 2015 and $5,882 million at Dec. 31, 2014. Overdrafts occur on a daily basis in the custody and securities clearance business and are generally repaid within two business days.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed income securities.

Margin loans

We had $19,573 million of secured margin loans on our balance sheet at Dec. 31, 2015 compared with $20,034 million at Dec. 31, 2014. Margin loans are collateralized with marketable securities and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to margin loans.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.